Finance Income and Costs - Details of Finance Income and Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income
Interest income	₩ 292,243	₩ 372,174	₩ 352,384
Dividend income	74,451	38,348	75,455
Gain on foreign currency transactions	1,079,939	1,147,692	824,565
Gain on foreign currency translations	298,452	574,463	206,019
Gain on derivatives transactions	402,171	352,005	195,933
Gain on valuations of derivatives	370,780	115,642	163,491
Gain on disposals of financial assets at fair value through profit or loss	20,070	15,550	8,525
Gain on valuations of financial assets at fair value through profit or loss	101,717	51,581	42,297
Gain on valuations of financial liabilities at fair value through profit or loss	54,057	0	0
Others	36,230	10,044	3,474
Finance income	2,730,110	2,677,499	1,872,143
Finance costs
Interest expenses	(439,826)	(638,797)	(755,711)
Loss on foreign currency transactions	(985,179)	(1,067,907)	(746,603)
Loss on foreign currency translations	(554,910)	(425,479)	(319,470)
Loss on derivatives transactions	(496,798)	(410,008)	(228,144)
Loss on valuations of derivatives	(101,198)	(229,524)	(47,447)
Loss on disposals of trade accounts and notes receivable	(17,769)	(15,816)	(36,935)
Loss on disposals of financial assets at fair value through profit or loss	(7,951)	(5,571)	(2,969)
Loss on valuations of financial assets at fair value through profit or loss	(113,810)	(67,464)	(65,848)
Others	(47,734)	(31,836)	(38,936)
Finance costs	₩ (2,765,175)	₩ (2,892,402)	₩ (2,242,063)